Commitments and Contingencies (Narrative) (Details) $ in Thousands		12 Months Ended
	Jan. 26, 2017	Dec. 31, 2016 USD ($) period	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)
Line of Credit Facility [Line Items]
Percentage of gross sales of restaurants		5.00%
Initial royalty period		10 years
Number of subsequent payment periods | period		2
Reinvestment plan term		3 years
Required minimum fixed charge coverage ratio		1.50
Maximum leverage ratio		4.25
Temporary royalty waivers			$ 6,100
Provision for contingencies		$ 18,112		$ 20,578
Provision for contingencies, current		764		512
Provision for contingencies, noncurrent		17,348		$ 20,066
Damage sought			30,000
McDonald’s Corporation’s indemnification for contingencies		5,170
Standby Letters of Credit [Member]
Line of Credit Facility [Line Items]
Standby letters of credit with an aggregate drawing amount		80,000
Amounts have been drawn		0
Puerto Rican Franchisees Lawsuit [Member]
Line of Credit Facility [Line Items]
Damage sought		66,700
Puerto Rico Owner Operator's Association [Member]
Line of Credit Facility [Line Items]
Damage sought			$ 31,000
Minimum [Member]
Line of Credit Facility [Line Items]
Tax law, estimate of possible loss		89,000
Maximum [Member]
Line of Credit Facility [Line Items]
Tax law, estimate of possible loss		$ 122,000
Next Five Years [Member]
Line of Credit Facility [Line Items]
Royalty fee, percentage		6.00%
Subsequent period of the agreement		5 years
Last Five Years [Member]
Line of Credit Facility [Line Items]
Royalty fee, percentage		7.00%
Subsequent period of the agreement		5 years
Subsequent Event [Member]
Line of Credit Facility [Line Items]
Franchise reinvestment plan period	3 years